SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Warrants, Outstanding, Beginning balance	54,660,034	48,972,279	49,120,917
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.13	$ 0.12
Weighted Average Remaining Contractual Life (In Years)	2 years 9 months 14 days	3 years 14 days	2 years 7 months 20 days	1 year 9 months 29 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 319,000	$ 1,248,452	$ 3,013,010
Number of Warrants, Exercisable, Beginning balance	54,660,034	48,972,279	49,120,917
Weighted Average Exercise Price, Exercisable, Beginning balance	$ 0.13	$ 0.12
Weighted Average Remaining Contractual Life (In Years)	2 years 9 months 14 days	3 years 14 days	2 years 7 months 20 days	1 year 9 months 29 days
Aggregate Intrinsic Value, Exercisable, Beginning balance	$ 319,000	$ 1,248,452	$ 3,013,010
Number of Warrants, Granted		16,785,714	8,500,000
Weighted Average Exercise Price, Granted		$ 0.12	$ 0.24
Weighted Average Remaining Contractual Life (In Years), Granted		4 years 18 days	4 years 18 days	4 years 2 months 8 days
Number of Warrants, Exercised	(2,500,000)	(11,097,959)	(5,439,184)
Weighted Average Exercise Price, Exercised	$ 0.001	$ 0.07	$ 0.06
Number of Warrants, Cancelled/Forfeited	(3,699,320)		(4,209,456)
Weighted Average Exercise Price, Cancelled/Forfeited	$ 0.08
Aggregate Intrinsic Value, Exercisable, Beginning balance	$ 319,000
Number of Warrants, Outstanding, Ending balance	48,460,714	54,660,034	48,972,279	49,120,917
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.14	$ 0.13	$ 0.12
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 331,500	$ 319,000	$ 1,248,452	$ 3,013,010
Number of Warrants, Exercisable, Ending balance	48,460,714	54,660,034	48,972,279	49,120,917
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.14	$ 0.13	$ 0.12
Aggregate Intrinsic Value, Exercisable, Ending balance	$ 331,500	$ 319,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.13	$ 0.12	0.14
Weighted Average Exercise Price, Exercisable, Beginning balance	$ 0.13	0.12	0.14
Weighted Average Remaining Contractual Life (In Years), Exercised				4 years
Weighted Average Exercise Price, Cancelled/Forfeited			0.07
Weighted Average Exercise Price, Outstanding, Ending balance		0.13	0.12	$ 0.14
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.13	$ 0.12	$ 0.14
Aggregate Intrinsic Value, Exercisable, Ending balance		$ 319,000	$ 1,248,452	$ 3,013,010